Document And Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	KNIGHTSBRIDGE TANKERS LTD
Entity Central Index Key	0001029145
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	24,437,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012